LEASES - Other information related to leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payments for operating leases	¥ 635,615	$ 92,156	¥ 593,615	¥ 477,189
Financing cash payments for finance leases	¥ 231,046	$ 33,498	¥ 579,660	¥ 376,232